Acquired Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Intangible Assets [Line Items]
Impairment of intangible assets not subject to amortization	$ (619,865)	$ (250,360)
Gross carrying amount	2,128,905	2,400,825
Accumulated amortization	(621,003)	(610,931)
Impairment	(1,111,149)	(250,360)	$ (1,802,125)
Net carrying amount	396,753	1,539,534
Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount of intangible assets subject to amortization	1,108,548	1,184,243
Accumulated amortization of intangible assets subject to amortization	(617,264)	(610,931)
Impairment of intangible assets subject to amortization	(491,284)
Net carrying amount of intangible assets subject to amortization		573,312
Net carrying amount		573,312
PIBA license [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount of intangible assets subject to amortization	112,183
Accumulated amortization of intangible assets subject to amortization	(3,739)
Impairment of intangible assets subject to amortization
Net carrying amount of intangible assets subject to amortization	108,444
Commodities trading right[Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount of intangible assets not subject to amortization	908,174	1,216,582
Accumulated amortization of intangible assets not subject to amortization
Impairment of intangible assets not subject to amortization	(619,865)	(250,360)
Net carrying amount of intangible assets not subject to amortization	$ 288,309	$ 966,222